Partners Capital (Details Textual) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended				0 Months Ended		3 Months Ended			0 Months Ended		3 Months Ended						1 Months Ended			0 Months Ended				3 Months Ended	9 Months Ended
	Aug. 08, 2013	Sep. 30, 2013	Jun. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Apr. 15, 2013	Dec. 31, 2012	Apr. 15, 2013 Partnership Interest [Member] High Point Infrastructure Partners, LLC [Member] AIM Midstream Holdings [Member]	Apr. 15, 2013 Series A [Member]	Apr. 15, 2013 Series A [Member] Partnership Interest [Member] High Point Infrastructure Partners, LLC [Member] AIM Midstream Holdings [Member]	Apr. 15, 2013 Series A [Member] Issuance of Preferred Units [Member] High Point Infrastructure Partners, LLC [Member]	Sep. 30, 2013 Debt Instrument, Fourth Amendment [Member]	Apr. 15, 2013 Revolving Credit Facility [Member] Debt Instrument, Fourth Amendment [Member] Series A [Member] Repayment of Debt [Member]	Apr. 15, 2013 Cash Distribution [Member] Series A [Member]	Sep. 30, 2013 General Partner [Member]	Sep. 30, 2013 High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 High Point Infrastructure Partners, LLC [Member] Series A [Member] Issuance of Preferred Units [Member]	Sep. 30, 2013 Partnership Interest [Member]	Aug. 08, 2013 Partnership Interest [Member]	Dec. 31, 2012 Partnership Interest [Member]	Jan. 25, 2013 Partnership Interest [Member] Series A [Member]	Sep. 30, 2013 Payable Current Quarter [Member] Cash Distribution [Member] Series A [Member]	Sep. 30, 2013 Payable Next Fiscal Quarter [Member] Cash Distribution [Member] Series A [Member]	Aug. 14, 2013 Subsequent Event [Member]	Jul. 23, 2013 Subsequent Event [Member]	Apr. 15, 2013 Subsequent Event [Member] Third Amended and Restated Agreement [Member] Series A [Member]	Apr. 15, 2013 Subsequent Event [Member] Liquidation and Winding-up of Partnership [Member] Third Amended and Restated Agreement [Member] Series A [Member]	Sep. 30, 2013 General Partner [Member]	Sep. 30, 2013 Total Partners' Capital	Sep. 30, 2012 Total Partners' Capital	Sep. 30, 2013 General Partner [Member]	Sep. 30, 2012 General Partner [Member]	Sep. 30, 2013 General Partner [Member] ArcLight [Member]
Subsidiary, Sale of Stock [Line Items]
Partners' Capital Account, Distributions		$ 80,000	$ 80,000	$ 241,000	$ 240,000																									$ 16,672,000	$ 12,050,000	$ 340,000	$ 241,000
Partners Capital (Textual) [Abstract]
General partner interest					2.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest					98.00%
Partnership cancellation of subordinated units (percent)									90.00%		90.00%		20.00%
Contributed capital												15,000,000
Preferred units issued												5,142,857						5,142,857
Transaction expenses												2,500,000
Payments on long-term debt					99,821,000	42,310,000								12,500,000
Dividend distribution															$ 0.25
Distribution announced																						$ 0.50			$ 1.81	$ 0.4525
Fair value per unit										$ 17.50																	$ 17.50	$ 17.50
Series A convertible preferred units		92,912,000			92,912,000		90,000,000	0
Total identifiable net assets							61,930,000
Fair value of Series A Units in excess of net assets received		0	0	0	(15,612,000)	0				(15,600,000)																				(15,612,000)		(312,000)
Dilutive effect of unit based awards		172,552
Dividends payable																							1,300,000	1,600,000
Other Ownership Interests, Units Outstanding																			0	4,526,066	4,526,000
Incentive Distribution Right Allocation																14.98%	85.02%
Incentive Distribution Right, After Minimum Quarterly Distributions, Percent																													48.00%
Incentive Distribution, Distribution Per Unit																													$ 0.4125
General partner's warrants to purchase	300,000
Warrant exercise price	0.01
Warrant exercisable after period	18 months
Warrants exercisable if the volume weighted average closing price of the common units exceed	25.00
Warrants exercisable if the exeeded price per share is traded on a consecutive basis	30 days
Escrow Deposit	0
Unitholder contributions																														35,196,000	13,000	35,196,000	13,000	12,500,000
Assumed discount rate		0.00%								0.00%
Fair Value input, distribution growth rate										0.00%
Fair value, paid in kind distributions		$ 21.15
Distribution Made to Member or Limited Partner, Payment In Kind Declared		$ 1,572,000	$ 0	$ 0	$ 2,912,000
Fair value input, option value		3.18